EQUITY-BASED COMPENSATION - Performance Share Units (Details) - PSUs - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent payout	138.00%	163.00%	187.00%
Shares vested (in shares)	200,000	200,000	300,000